RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties Balances and Transactions
The nature of the relationship involved as of December 31, 2025 and 2024:

Details	Description	2025	2024
Long-term investment	Equity investment in a limited partnership	$41	$40
Description of the transactions for the years ended December 31, 2025, 2024 and 2023:

Details	Description	2025	2024	2023
General and administrative expense	Directors’ fees and reimbursement to directors	$1,118	$804	$780